FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-term Debt (Details)	Nov. 26, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Jun. 29, 2021 USD ($)	Jun. 29, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Nov. 27, 2019 USD ($)	Dec. 19, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 8,401,000,000
Current portion of long-term debt		836,000,000				$ 677,000,000
Total long-term debt, net of current portion		6,488,000,000				9,815,000,000
Long-term debt
Disclosure of detailed information about borrowings [line items]
Borrowings		6,633,000,000				9,860,000,000
Total long-term debt (excluding lease obligations)
Disclosure of detailed information about borrowings [line items]
Total long-term debt, net of current portion		5,797,000,000				9,183,000,000
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings		6,356,000,000				9,525,000,000
5.5 billion Revolving Credit Facility, Due in 2023-2024
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity		5,500,000,000						$ 5,500,000,000
Borrowings		0				0
€500 million Unsecured Notes, Due in 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 500,000,000
Borrowings		$ 0				350,000,000
€500 million Unsecured Notes, Due in 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		3.00%	3.00%
€750 million Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 750,000,000
Borrowings		$ 551,000,000				596,000,000
€750 million Unsecured Notes, Due in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		3.13%	3.13%
€500 million Unsecured Notes, Due in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 500,000,000
Borrowings		$ 415,000,000				448,000,000
€500 million Unsecured Notes, Due in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		0.95%	0.95%
€750 million Unsecured Notes, Due in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 750,000,000
Borrowings		$ 848,000,000				917,000,000
€750 million Unsecured Notes, Due in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		1.00%	1.00%
€1 billion Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 1,000,000,000.0
Borrowings		$ 604,000,000		$ 625,000,000	€ 529,000,000	1,234,000,000
€1 billion Unsecured Notes, Due in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		2.25%	2.25%	2.25%	2.25%
750 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 750,000,000
Borrowings		$ 289,000,000		$ 290,000,000		747,000,000
750 million Unsecured Notes, Due in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		3.60%	3.60%	3.60%	3.60%
500 million Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 500,000,000
Borrowings		$ 183,000,000		$ 183,000,000		256,000,000
500 million Unsecured Notes, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		6.13%	6.13%	6.125%	6.125%
€750 million Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 750,000,000
Borrowings		$ 844,000,000				913,000,000
€750 million Unsecured Notes, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		1.75%	1.75%
750 million Unsecured Notes, Due in 2026
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 750,000,000
Borrowings		$ 399,000,000		$ 401,000,000		745,000,000
750 million Unsecured Notes, Due in 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		4.55%	4.55%	4.55%	4.55%
500 million Unsecured Notes, Due in 2029
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 500,000,000
Borrowings		$ 494,000,000				494,000,000
500 million Unsecured Notes, Due in 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		4.25%	4.25%
1.5 billion Unsecured Bonds, Due in 2039
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,500,000,000
Borrowings		$ 671,000,000				671,000,000
1.5 billion Unsecured Bonds, Due in 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		7.00%	7.00%
1.0 billion Unsecured Notes, Due in 2041
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,000,000,000.0
Borrowings		$ 428,000,000				428,000,000
1.0 billion Unsecured Notes, Due in 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		6.75%	6.75%
Other Loans, Due in 2021
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 142,000,000				218,000,000
Other Loans, Due in 2021 | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		1.80%	1.80%
Other Loans, Due in 2021 | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		2.40%	2.40%
EIB loan, Due in 2025
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 215,000,000	€ 190,000,000			304,000,000
EIB loan, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		1.16%	1.16%
Other Loans, Due in 2021-2035
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 273,000,000				1,204,000,000
Other Loans, Due in 2021-2035 | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		0.40%	0.40%
Other Loans, Due in 2021-2035 | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		2.30%	2.30%
Long-term lease obligations
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt		$ 189,000,000				183,000,000
Total long-term debt, net of current portion		691,000,000				632,000,000
5.4 billion Revolving Credit Facility, Due in 2024
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity						5,400,000,000	$ 5,400,000,000
Extension term	1 year
Five Point Five Billion Revolving Credit Facility, Due 2023
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity							$ 5,500,000,000
Americas
Disclosure of detailed information about borrowings [line items]
Borrowings		72,000,000				83,000,000
Americas | Other Loans, Fixed/Floating, Due in 2020-2030
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 72,000,000				83,000,000
Americas | Other Loans, Fixed/Floating, Due in 2020-2030 | Fixed/Floating interest rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		0.00%	0.00%
Americas | Other Loans, Fixed/Floating, Due in 2020-2030 | Fixed/Floating interest rates | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		9.50%	9.50%
Europe, Asia & Africa
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 205,000,000				252,000,000
Europe, Asia & Africa | EBRD Facility, Floating, Due in 2024
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 82,000,000				129,000,000
Europe, Asia & Africa | EBRD Facility, Floating, Due in 2024 | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		2.20%	2.20%
Europe, Asia & Africa | EBRD Facility, Floating, Due in 2024 | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		2.50%	2.50%
Europe, Asia & Africa | Other Loans, Fixed/Floating, Due in 2020-2029
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 123,000,000				$ 123,000,000
Europe, Asia & Africa | Other Loans, Fixed/Floating, Due in 2020-2029 | Fixed/Floating interest rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		0.00%	0.00%
Europe, Asia & Africa | Other Loans, Fixed/Floating, Due in 2020-2029 | Fixed/Floating interest rates | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		4.70%	4.70%